UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

ANNUAL REPORT April 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
40	Important Tax Information
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to exert a major influence on the municipal bond market over the past year, as investors increasingly turned to lower rated and longer term securities for higher levels of current income.The market’s supply-and-demand dynamics were buoyed further when political pressure to reduce government spending and borrowing led to a relatively meager supply of newly issued securities through most of the reporting period. The market also benefited from a generally recovering U.S. economy, including a declining U.S. unemployment rate and improving housing markets, which helped to alleviate fiscal pressures for many states and municipalities.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through April 30, 2013, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2013, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.74%, Class C shares returned 3.94%, Class I shares returned 5.09% and Class Z shares returned 5.04%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 5.19% for the same period.2

Despite bouts of heightened volatility, positive supply-and-demand dynamics and strong investor demand for competitive levels of after-tax income helped support municipal bond prices over the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Encountered Heightened Volatility

Although the reporting period began in the midst of heightened economic concerns, investor sentiment soon began to recover when U.S. employment trends improved, housing markets recovered and the Federal Reserve Board launched a new quantitative easing program. Investor optimism faltered briefly in November 2012 due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate these worries. Positive economic data offered further support to investor sentiment over the first four months of 2013.

Lower rated municipal bonds generally outperformed broader market averages, supported by robust demand from investors seeking higher levels of after-tax income in a low interest rate environment. While the supply of newly issued municipal bonds increased compared to the very low levels reached earlier in 2012, new issuance remained muted relative to historical norms.

From a credit quality perspective, Connecticut has continued to struggle with fiscal pressures stemming from tax revenue shortfalls, a higher-than-average unemployment rate, and rising health care-related expenditures.

Connecticut Bonds Trailed National Market Averages

The fund’s mildly lagging returns can be attributed mainly to the underperformance of Connecticut municipal bonds relative to the national benchmark. In addition, the fund’s holdings of Puerto Rico bonds, which are exempt from federal and Connecticut state income taxes, faltered amid intensifying concerns regarding the U.S. territory’s budget deficits and pension liabilities.

The fund achieved better relative results through its emphasis on revenue bonds over general obligation bonds. Overweighted exposure to revenue bonds backed by hospitals, universities and industrial development projects fared particularly well. In addition, our interest rate strategies added value during the reporting period, as a relatively long duration posture enabled the fund to participate more fully in the benefits of falling long-term interest rates, and a focus on bonds with maturities in the 15- to 20-year range bolstered the fund’s exposure to one of the market’s better performing segments.

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but we believe that the U.S. economy remains vulnerable to fiscal uncertainty and potentially adverse international developments. In addition, while credit fundamentals are improving for most states, many localities face ongoing fiscal pressures.Therefore, we have maintained our research-intensive credit selection process to help identify attractively valued opportunities among fundamentally sound issuers of municipal securities.

As of the reporting period’s end, we have maintained overweighted exposure to higher yielding revenue bonds with credit ratings toward the lower end of the investment-grade range. Moreover, we have reduced the fund’s average duration toward a market-neutral position, and we have focused new purchases on municipal bonds with maturities in the 15-year range, where we believe values are relatively attractive.

May 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

†	Source: Lipper Inc.
††	The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund on 4/30/03 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in Connecticut municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class Z shares will vary from the performance of Class A, Class C and Class I shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Connecticut municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 4/30/13
	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	–0.01%		4.43%	3.82%	—
without sales charge	5/28/87	4.74%		5.39%	4.29%	—
Class C shares
with applicable redemption charge †	8/15/95	2.94%		4.60%	3.51%	—
without redemption	8/15/95	3.94%		4.60%	3.51%	—
Class I shares	12/15/08	5.09%		5.63%††	4.41%††	—
Class Z shares	5/30/07	5.04%		5.60%	—	5.06%
Barclays Municipal Bond Index	5/31/07	5.19%		6.09%	5.05%	5.69%	†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).
†††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
5/31/07 is used as the beginning value on 5/30/07 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.45	$8.23	$3.15	$3.35
Ending value (after expenses)	$1,014.60	$1,010.80	$1,015.90	$1,015.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.46	$8.25	$3.16	$3.36
Ending value (after expenses)	$1,020.38	$1,016.61	$1,021.67	$1,021.47

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.65% for Class C, .63% for
Class I and .67% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—80.2%
Connecticut,
GO	5.00	12/1/16	5,000,000	5,775,750
Connecticut,
GO	5.00	11/1/18	5,000,000	6,062,150
Connecticut,
GO	5.00	9/15/22	4,500,000	5,746,095
Connecticut,
GO	5.00	12/15/22	1,855,000	2,128,946
Connecticut,
GO	5.00	4/15/24	2,500,000	2,921,400
Connecticut,
GO	5.00	11/1/27	5,000,000	6,052,950
Connecticut,
GO	5.00	11/1/27	2,000,000	2,339,960
Connecticut,
GO	5.00	11/1/28	3,000,000	3,499,650
Connecticut,
GO	5.00	11/1/28	5,000,000	6,035,050
Connecticut,
GO	5.00	11/1/31	5,000,000	5,954,250
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	1/1/17	5,000,000	5,792,300
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/21	5,000,000	6,334,150
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000	6,100,500
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	4,213,738
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/19	5,275,000	6,472,636

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut,
State Revolving Fund
General Revenue	5.00	1/1/23	1,250,000		1,550,987
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,460,172
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,997,398
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,000,000		3,279,000
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,319,090
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000		7,165,045
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	12,000,000		13,577,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,178,755
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue)	5.00	11/1/18	1,320,000		1,583,327
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000		1,558,366
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000		1,608,775

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and
Educational Facilities
Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,414,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,213,380
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,763,375
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	15,443,834
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,121,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,176,620
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,619,385
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,121,960
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,327,178
Connecticut Health and
Educational Facilities
Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,266,300

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,805,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,202,020
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,120,110
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000	5,582,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,447,545
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus Hospital
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/23	2,000,000	2,281,260
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,049,690
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,337,742
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	5,232,189

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,666,450
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,294,885
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,142,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,745,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,788,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,726,750
Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,741,482
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,672,355
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,430,000	3,628,871
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	365,000	383,155

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	1,740,000	1,769,737
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,632,500
Connecticut Municipal Electric
Energy Cooperative, Power
Supply System Revenue	5.00	1/1/38	3,000,000	3,431,160
Connecticut Resources Recovery
Authority, RRR (American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	1,007,430
Connecticut Resources Recovery
Authority, RRR (American Ref-Fuel
Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,274,147
Connecticut Transmission
Municipal Electric Energy
Cooperative, Transmission
System Revenue	5.00	1/1/42	3,000,000	3,390,120
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	910,000	913,440
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,027,720
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	2,009,880
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,417,850

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,169,740
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,322
Hartford,
GO	5.00	7/15/16	1,775,000	2,011,004
Hartford,
GO	5.00	4/1/17	2,325,000	2,714,554
Hartford,
GO	5.00	4/1/24	1,000,000	1,215,710
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	850,000	960,491
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,392,674
New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,838,840
New Haven,
GO	5.00	3/1/17	1,425,000	1,624,172
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000	1,116,230
Norwalk,
GO	5.00	7/15/24	1,000,000	1,257,660
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/31	3,940,000	4,601,487
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/32	1,370,000	1,602,558
South Central Connecticut
Regional Water Authority,
Water System Revenue	5.00	8/1/33	4,000,000	4,650,800

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,627,420
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,266,960
Stamford,
GO	5.00	7/1/21	4,410,000		5,637,479
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,184,220
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,182,170
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,182,170
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/24	1,225,000		1,324,691
University of Connecticut,
Special Obligation Student
Fee Revenue	5.00	11/15/24	5,000,000		6,277,950
U.S. Related—17.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		3,033,690
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	951,480
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,114,970
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,650,638
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,975,697
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		2,220,260
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		776,107

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		2,141,500
Puerto Rico Aqueduct and
Sewer Authority,
Senior Lien Revenue	5.13	7/1/37	620,000		591,058
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,500,000		2,552,550
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,484,676
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,084,078
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,078,700
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	3,550,000		3,491,745
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		2,993,310
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000		365,047
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/19	1,525,000		1,656,470
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[a]	5,794,550
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/22	3,025,000		3,169,020
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	3,000,000		3,020,250
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	1,355,915

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,570,695
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000	4,410,360
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000	3,781,166
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,694,500
Total Long-Term Municipal Investments
(cost $349,008,867)				376,702,754

Short-Term Municipal
Investments—.5%
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.14	5/1/13	1,015,000 [c]	1,015,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.14	5/1/13	865,000 [c]	865,000
Total Short-Term Municipal Investments
(cost $1,880,000)				1,880,000

Total Investments (cost $350,888,867)			98.4%	378,582,754
Cash and Receivables (Net)			1.6%	6,254,620

Net Assets			100.0%	384,837,374

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at April 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	8.3
AA		Aa		AA	47.8
A		A		A	18.9
BBB		Baa		BBB	19.4
BB		Ba		BB	2.8
F1		MIG1/P1		SP1/A1	.5
Not Rated[d]		Not Rated[d]		Not Rated[d]	2.3
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			350,888,867	378,582,754
Cash				1,137,779
Interest receivable				5,385,038
Receivable for shares of Beneficial Interest subscribed				205,115
Prepaid expenses				14,585
				385,325,271
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				270,144
Payable for shares of Beneficial Interest redeemed				182,861
Accrued expenses				34,892
				487,897
Net Assets ($)				384,837,374
Composition of Net Assets ($):
Paid-in capital				357,481,764
Accumulated net realized gain (loss) on investments				(338,277)
Accumulated net unrealized appreciation
(depreciation) on investments				27,693,887
Net Assets ($)				384,837,374

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	239,626,329	16,502,252	12,092,114	116,616,679
Shares Outstanding	19,340,233	1,333,998	975,864	9,414,018
Net Asset Value Per Share ($)	12.39	12.37	12.39	12.39

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Year Ended April 30, 2013

Investment Income ($):
Interest Income	15,362,568
Expenses:
Management fee—Note 3(a)	2,112,502
Shareholder servicing costs—Note 3(c)	814,274
Distribution fees—Note 3(b)	124,235
Professional fees	82,470
Registration fees	40,223
Custodian fees—Note 3(c)	34,069
Prospectus and shareholders’ reports	24,121
Trustees’ fees and expenses—Note 3(d)	18,739
Loan commitment fees—Note 2	3,681
Miscellaneous	38,195
Total Expenses	3,292,509
Less—reduction in fees due to earnings credits—Note 3(c)	(411)
Net Expenses	3,292,098
Investment Income—Net	12,070,470
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	420,757
Net unrealized appreciation (depreciation) on investments	5,400,756
Net Realized and Unrealized Gain (Loss) on Investments	5,821,513
Net Increase in Net Assets Resulting from Operations	17,891,983

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012 [a]

Operations ($):
Investment income—net	12,070,470	13,203,016
Net realized gain (loss) on investments	420,757	1,113,866
Net unrealized appreciation
(depreciation) on investments	5,400,756	25,971,421
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,891,983	40,288,303
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,360,932)	(8,104,790)
Class B Shares	—	(3,566)
Class C Shares	(386,785)	(473,633)
Class I Shares	(440,751)	(324,165)
Class Z Shares	(3,859,875)	(4,260,884)
Net realized gain on investments:
Class A Shares	(569,762)	—
Class C Shares	(40,438)	—
Class I Shares	(35,345)	—
Class Z Shares	(275,082)	—
Total Dividends	(12,968,970)	(13,167,038)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	26,531,322	14,060,787
Class B Shares	—	473
Class C Shares	2,198,197	916,850
Class I Shares	7,784,011	7,663,190
Class Z Shares	6,045,162	7,463,443
Dividends reinvested:
Class A Shares	5,838,337	5,718,231
Class B Shares	—	2,149
Class C Shares	315,905	355,214
Class I Shares	261,740	120,150
Class Z Shares	3,142,328	3,252,196
Cost of shares redeemed:
Class A Shares	(23,202,561)	(24,394,934)
Class B Shares	—	(365,169)
Class C Shares	(2,037,144)	(3,017,366)
Class I Shares	(9,047,573)	(1,672,086)
Class Z Shares	(9,026,854)	(10,303,509)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,802,870	(200,381)
Total Increase (Decrease) in Net Assets	13,725,883	26,920,884
Net Assets ($):
Beginning of Period	371,111,491	344,190,607
End of Period	384,837,374	371,111,491

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2013	2012 [a]
Capital Share Transactions:
Class Ab
Shares sold	2,140,455	1,168,015
Shares issued for dividends reinvested	470,956	481,247
Shares redeemed	(1,872,114)	(2,059,435)
Net Increase (Decrease) in Shares Outstanding	739,297	(410,173)
Class Bb
Shares sold	—	41
Shares issued for dividends reinvested	—	184
Shares redeemed	—	(31,199)
Net Increase (Decrease) in Shares Outstanding	—	(30,974)
Class C
Shares sold	177,520	76,190
Shares issued for dividends reinvested	25,519	30,001
Shares redeemed	(165,401)	(254,511)
Net Increase (Decrease) in Shares Outstanding	37,638	(148,320)
Class I
Shares sold	626,623	634,801
Shares issued for dividends reinvested	21,107	9,969
Shares redeemed	(735,171)	(139,098)
Net Increase (Decrease) in Shares Outstanding	(87,441)	505,672
Class Z
Shares sold	488,690	622,167
Shares issued for dividends reinvested	253,555	273,823
Shares redeemed	(728,279)	(871,874)
Net Increase (Decrease) in Shares Outstanding	13,966	24,116

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 6,687 Class B shares representing $78,217, were automatically converted to 6,685 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.23	11.32	11.68	11.16	11.55
Investment Operations:
Investment income—net[a]	.38	.44	.45	.47	.47
Net realized and unrealized
gain (loss) on investments	.19	.91	(.36)	.52	(.39)
Total from Investment Operations	.57	1.35	.09	.99	.08
Distributions:
Dividends from investment income—net	(.38)	(.44)	(.45)	(.47)	(.47)
Dividends from net realized
gain on investments	(.03)	—	—	—	—
Total Distributions	(.41)	(.44)	(.45)	(.47)	(.47)
Net asset value, end of period	12.39	12.23	11.32	11.68	11.16
Total Return (%)[b]	4.74	12.07	.75	8.98	.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.91	.91	.90	.93
Ratio of net expenses
to average net assets	.90	.91	.91	.90	.93
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.10	3.69	3.90	4.07	4.29
Portfolio Turnover Rate	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	239,626	227,398	215,132	246,190	238,183

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.21	11.30	11.66	11.14	11.53
Investment Operations:
Investment income—net[a]	.29	.35	.36	.38	.39
Net realized and unrealized
gain (loss) on investments	.19	.91	(.36)	.52	(.39)
Total from Investment Operations	.48	1.26	—	.90	—
Distributions:
Dividends from investment income—net	(.29)	(.35)	(.36)	(.38)	(.39)
Dividends from net realized
gain on investments	(.03)	—	—	—	—
Total Distributions	(.32)	(.35)	(.36)	(.38)	(.39)
Net asset value, end of period	12.37	12.21	11.30	11.66	11.14
Total Return (%)[b]	3.94	11.25	(.01)	8.17	.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	1.67	1.67	1.66	1.69
Ratio of net expenses
to average net assets	1.66	1.67	1.66	1.66	1.68
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	—	.02
Ratio of net investment income
to average net assets	2.34	2.94	3.14	3.30	3.53
Portfolio Turnover Rate	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	16,502	15,823	16,322	18,466	15,045

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended April 30,
Class I Shares	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	12.22	11.31	11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.41	.46	.48	.44	.19
Net realized and unrealized
gain (loss) on investments	.21	.92	(.37)	.58	1.03
Total from Investment Operations	.62	1.38	.11	1.02	1.22
Distributions:
Dividends from investment income—net	(.42)	(.47)	(.48)	(.50)	(.19)
Dividends from net realized
gain on investments	(.03)	—	—	—	—
Total Distributions	(.45)	(.47)	(.48)	(.50)	(.19)
Net asset value, end of period	12.39	12.22	11.31	11.68	11.16
Total Return (%)	5.09	12.38	.92	9.27	12.10	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	.65	.63	.70	.64	[d]
Ratio of net expenses
to average net assets	.63	.65	.63	.65	.63	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.34	3.90	4.16	4.30	4.70	[d]
Portfolio Turnover Rate	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	12,092	12,999	6,309	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	12.22	11.31	11.67	11.16	11.55
Investment Operations:
Investment income—net[a]	.41	.46	.48	.49	.49
Net realized and unrealized
gain (loss) on investments	.20	.91	(.37)	.51	(.39)
Total from Investment Operations	.61	1.37	.11	1.00	.10
Distributions:
Dividends from investment income—net	(.41)	(.46)	(.47)	(.49)	(.49)
Dividends from net realized
gain on investments	(.03)	—	—	—	—
Total Distributions	(.44)	(.46)	(.47)	(.49)	(.49)
Net asset value, end of period	12.39	12.22	11.31	11.67	11.16
Total Return (%)	5.04	12.31	.97	9.11	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	.71	.70	.70	.76
Ratio of net expenses
to average net assets	.69	.71	.70	.70	.76
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	—	—	.02
Ratio of net investment income
to average net assets	3.32	3.89	4.11	4.27	4.46
Portfolio Turnover Rate	19.13	13.77	17.05	11.42	26.41
Net Assets, end of period ($ x 1,000)	116,617	114,892	106,076	112,728	108,416

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers three series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	378,582,754	—	378,582,754

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $336,719 and unrealized appreciation $27,707,680. In addition, the fund had $352,070 of capital losses realized after October 31, 2012, which were deferred for tax purposes to the first day of the following fiscal year.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were as follows: tax-exempt income $12,049,889 and $13,167,038, ordinary income $205,699 and $0 and long-term capital gains $713,382 and $0, respectively.

During the period ended April 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $22,127, increased accumulated net realized gain (loss) on investments by $8,997 and increased paid-in capital by $13,130. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2013, the Distributor retained $19,623 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $124,235, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $594,310 and $41,412, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2013, Class Z shares were charged $46,780 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $86,188 for transfer agency services and $2,506 for cash management services. Cash management fees were partially offset by earnings credits of $367.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $34,069 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services.

During the period ended April 30, 2013, the fund was charged $2,108 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $44.

During the period ended April 30, 2013, the fund was charged $8,414 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $173,691, Distribution Plan fees $10,240, Shareholder Services Plan fees $55,582, custodian fees $8,540, Chief Compliance Officer fees $3,054 and transfer agency fees $19,037.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2013, amounted to $74,841,199 and $71,782,753, respectively.

At April 30, 2013, the cost of investments for federal income tax purposes was $350,875,074; accordingly, accumulated net unrealized appreciation on investments was $27,707,680, consisting of $29,050,880 gross unrealized appreciation and $1,343,200 gross unrealized depreciation.

NOTE 5—Subsequent Event:

On May 7, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. Effective on or about September 1, 2013, ClassY shares will be offered at net asset value and will not be subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 6—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

The Fund	39

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2013 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Connecticut residents, Connecticut personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV which will be mailed in early 2014. Also, the fund hereby reports $.0066 per share as a short-term capital gain distribution and $.0226 per share as a long-term capital gain distribution paid on December 13, 2012.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Francine J. Bovich (61)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 38
———————
Peggy C. Davis (70)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56

The Fund	41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Diane Dunst (73)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 14
———————
Nathan Leventhal (70)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 37
———————
Robin A. Melvin (49)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring service in Illinois (April 2013-present)
No. of Portfolios for which Board Member Serves: 90
———————

† Board Member of the fund as of November 7, 2012.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 139 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

The Fund	43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 165 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 160 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

ANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
27	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
38	Important Tax Information
39	Board Members Information
41	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to exert a major influence on the municipal bond market over the past year, as investors increasingly turned to lower rated and longer term securities for higher levels of current income.The market’s supply-and-demand dynamics were buoyed further when political pressure to reduce government spending and borrowing led to a relatively meager supply of newly issued securities through most of the reporting period. The market also benefited from a generally recovering U.S. economy, including a declining U.S. unemployment rate and improving housing markets, which helped to alleviate fiscal pressures for many states and municipalities.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through April 30, 2013, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2013, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 4.51%, Class C shares returned 3.72%, and Class Z shares returned 4.73%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 5.19% for the same period.2

Despite bouts of heightened volatility, positive supply-and-demand dynamics stemming in part from investors’ search for higher levels of tax-exempt income helped support municipal bond prices over the reporting period.The fund produced lower returns than its benchmark, mainly due to lagging results from Massachusetts municipal bonds compared to national market averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Municipal Bonds Encountered Heightened Volatility

Although the reporting period began in the midst of heightened economic concerns, investor sentiment soon began to recover when U.S. employment trends improved, housing markets recovered and the Federal Reserve Board launched a new quantitative easing program. Investor optimism faltered briefly in November 2012 due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate these worries. Positive economic data offered further support to investor sentiment over the first four months of 2013.

Lower rated municipal bonds generally outperformed broader market averages, supported by robust demand from investors seeking higher levels of after-tax income in a low interest rate environment. While the supply of newly issued municipal bonds increased compared to the very low levels reached earlier in 2012, new issuance remained muted relative to historical norms.

From a credit quality perspective, Massachusetts has remained in sound fiscal condition. Solid economic fundamentals and strong management practices have helped keep new issuance of Massachusetts bonds at relatively modest levels.

Revenue Bonds Drove Fund Performance

We attribute the fund’s underperformance compared to the Index to investors’ preference for higher yielding municipal bonds, including those from less fiscally secure states than Massachusetts. In addition, high-quality revenue bonds backed by essential municipal services, such as water and sewer facilities, weighed to a degree on relative performance. Other laggards during the reporting period included high-quality bonds backed by educational institutions and special tax, which remained out of favor among investors despite what we believe to be attractive valuations.

The fund achieved stronger relative results through an emphasis on revenue bonds over general obligation bonds. Overweighted exposure to securities backed by hospitals, housing projects, airports, and the state’s settlement of litigation with U.S. tobacco companies helped bolster relative results, as did an underweighted position

4

in lower yielding escrowed bonds. The fund also benefited from our interest rate strategies, including a modestly long average duration and an emphasis on securities with maturities in the 10- to 15-year range.

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but the U.S. economy remains vulnerable to fiscal uncertainty and unexpected global developments. In addition, while credit fundamentals are improving for most states, many localities face ongoing fiscal pressures.Therefore, we have maintained our research-intensive credit selection process to help identify attractively valued opportunities among fundamentally sound issuers of municipal securities.

As of the reporting period’s end, we have maintained overweighted exposure to revenue bonds backed by housing projects, hospitals, airports, special tax and educational institutions.We have retained a slightly long duration posture and a focus at the long end of the intermediate-term maturity range, which we expect to benefit from robust demand from individuals facing higher income tax rates.

May 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State
Municipal Bond Funds, Dreyfus Massachusetts Fund on 4/30/03 to a $10,000 investment made in the Barclays
Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Massachusetts municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Massachusetts municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/13

	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	5/28/87	–0.18%		4.56%	3.99%	—
without sales charge	5/28/87	4.51%		5.52%	4.47%	—
Class C shares
with applicable redemption charge †	8/15/95	2.72%		4.73%	3.68%	—
without redemption	8/15/95	3.72%		4.73%	3.68%	—
Class Z shares	10/20/04	4.73%		5.74%	—	4.58%
Barclays Municipal Bond Index	10/31/04	5.19%		6.09%	5.05%	5.06	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
10/31/04 is used as the beginning value on 10/20/04 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.59	$8.27	$3.55
Ending value (after expenses)	$1,013.40	$1,009.60	$1,015.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.61	$8.30	$3.56
Ending value (after expenses)	$1,020.23	$1,016.56	$1,021.27

Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.66% for Class C and .71% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.2%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—85.6%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,101,172
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	805,000		808,953
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	[a]	2,141,520
Cambridge,
GO	5.00	1/1/20	3,255,000		4,082,226
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	1,947,320
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	[a]	2,042,829
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,448,313
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,305,120
Massachusetts,
GO	0.75	11/1/25	5,000,000	[b]	4,929,300
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/16	2,000,000		2,295,120
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,293,110
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,371,302
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,266,550
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,767,220
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,883,175
Massachusetts Bay Transportation
Authority, Assessment
Revenue (Prerefunded)	5.00	7/1/15	2,400,000	[a]	2,642,352

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		485,945
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		559,002
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.50	7/1/18	3,250,000		4,015,537
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,270,380
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,023,480
Massachusetts Clean Energy
Cooperative Corporation,
Massachusetts Clean Energy
Cooperative Revenue	5.00	7/1/24	2,580,000		3,189,912
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,383,380
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[c]	3,870,953
Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000		1,863,975
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,590,800
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000		1,094,270
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000		1,907,972

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	1,149,010
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	1,473,850
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	1,711,767
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	2,317,920
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	744,132
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000	4,560,120
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	1,104,680
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000	1,762,455
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000	572,215
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	2,625,350
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	1,638,819
Massachusetts Development
Finance Agency, SWDR
(Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,099,220

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	4,750,000	4,881,005
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,848,841
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000	1,154,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	2,862,582
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.00	7/1/20	1,000,000	1,160,650
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and
Ear Infirmary Issue)	5.38	7/1/35	1,000,000	1,085,890
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	5,589,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000	1,226,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000	2,307,000

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000	5,435,298
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	1,194,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	2,003,609
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	3,511,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	2,029,886
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,115,154
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,711,517
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Winchester Hospital Issue)	5.25	7/1/38	1,000,000	1,101,070
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,181,147
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,220,724
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,055,920

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	356,699
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,351,337
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,180,907
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,983,448
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,205,000	1,222,882
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,840,725
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,552,261
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/17	3,000,000	3,552,870
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	8,388,487
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000	2,559,160
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,643,920
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,834,739
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000	2,456,320
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,769,415
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,329,200

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien
Parking Revenue	5.00	7/1/24	1,320,000		1,580,766
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000		1,108,400
University of Massachusetts
Building Authority,
Project Revenue	4.00	5/1/17	1,000,000		1,129,420
U.S. Related—13.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,720,000		1,739,316
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,258,981
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	396,450
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,117,790
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,112,360
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,128,970
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	310,000		295,529
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	1,000,000		1,021,020
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,057,330
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,551,279
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,549,175

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	1,000,000		983,590
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		997,770
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	190,000		182,524
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,016,380
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[c]	1,686,265
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,316,214
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities
Revenue (Insured; AMBAC)	6.25	7/1/15	1,100,000		1,235,663
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,047,130
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,756,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,191,980
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,847,250
Total Long-Term Municipal Investments
(cost $199,256,357)					215,347,326

16

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Stonehill College Issue)
(LOC; JPMorgan Chase Bank)
(cost $300,000)	0.17	5/1/13	300,000 [d]	300,000

Total Investments (cost $199,556,357)			99.3%	215,647,326
Cash and Receivables (Net)			.7%	1,563,695
Net Assets			100.0%	217,211,021

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate demand note—rate shown is the interest rate in effect at April 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	15.4
AA		Aa		AA	49.0
A		A		A	15.9
BBB		Baa		BBB	15.4
BB		Ba		BB	.2
F1		MIG1/P1		SP1/A1	.1
Not Rated[e]		Not Rated[e]		Not Rated[e]	4.0
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		199,556,357	215,647,326
Interest receivable			2,630,652
Receivable for shares of Beneficial Interest subscribed			10,362
Prepaid expenses			10,901
			218,299,241
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			135,244
Cash overdraft due to Custodian			505,263
Payable for shares of Beneficial Interest redeemed			379,863
Accrued expenses			67,850
			1,088,220
Net Assets ($)			217,211,021
Composition of Net Assets ($):
Paid-in capital			200,670,759
Accumulated net realized gain (loss) on investments			449,293
Accumulated net unrealized appreciation
(depreciation) on investments			16,090,969
Net Assets ($)			217,211,021

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	41,674,889	4,389,865	171,146,267
Shares Outstanding	3,440,703	362,117	14,131,604
Net Asset Value Per Share ($)	12.11	12.12	12.11

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Year Ended April 30, 2013

Investment Income ($):
Interest Income	8,336,916
Expenses:
Management fee—Note 3(a)	1,176,180
Shareholder servicing costs—Note 3(c)	277,047
Professional fees	66,425
Registration fees	33,641
Distribution fees—Note 3(b)	31,783
Custodian fees—Note 3(c)	22,477
Prospectus and shareholders’ reports	12,771
Trustees’ fees and expenses—Note 3(d)	12,395
Loan commitment fees—Note 2	2,055
Miscellaneous	33,478
Total Expenses	1,668,252
Less—reduction in fees due to earnings credits—Note 3(c)	(292)
Net Expenses	1,667,960
Investment Income—Net	6,668,956
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	505,218
Net unrealized appreciation (depreciation) on investments	2,614,519
Net Realized and Unrealized Gain (Loss) on Investments	3,119,737
Net Increase in Net Assets Resulting from Operations	9,788,693

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012 [a]
Operations ($):
Investment income—net	6,668,956	7,548,827
Net realized gain (loss) on investments	505,218	273,655
Net unrealized appreciation
(depreciation) on investments	2,614,519	16,035,247
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,788,693	23,857,729
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,204,038)	(1,367,965)
Class B Shares	—	(4,543)
Class C Shares	(93,309)	(101,732)
Class Z Shares	(5,357,064)	(6,059,925)
Net realized gain on investments:
Class A Shares	(15,966)	(154,086)
Class B Shares	—	(735)
Class C Shares	(1,706)	(14,342)
Class Z Shares	(66,820)	(637,769)
Total Dividends	(6,738,903)	(8,341,097)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,574,778	2,897,391
Class B Shares	—	541
Class C Shares	497,831	519,271
Class Z Shares	11,717,343	5,483,597
Dividends reinvested:
Class A Shares	945,516	1,154,936
Class B Shares	—	3,105
Class C Shares	37,607	46,132
Class Z Shares	4,202,677	5,197,001
Cost of shares redeemed:
Class A Shares	(4,131,502)	(3,511,581)
Class B Shares	—	(204,324)
Class C Shares	(257,433)	(164,594)
Class Z Shares	(13,435,538)	(10,237,233)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	4,151,279	1,184,242
Total Increase (Decrease) in Net Assets	7,201,069	16,700,874
Net Assets ($):
Beginning of Period	210,009,952	193,309,078
End of Period	217,211,021	210,009,952

22

		Year Ended April 30,
	2013	2012 [a]
Capital Share Transactions:
Class Ab
Shares sold	377,532	251,067
Shares issued for dividends reinvested	78,152	99,624
Shares redeemed	(340,946)	(302,552)
Net Increase (Decrease) in Shares Outstanding	114,738	48,139
Class Bb
Shares sold	—	46
Shares issued for dividends reinvested	—	269
Shares redeemed	—	(17,234)
Net Increase (Decrease) in Shares Outstanding	—	(16,919)
Class C
Shares sold	40,941	44,609
Shares issued for dividends reinvested	3,106	3,972
Shares redeemed	(21,262)	(14,528)
Net Increase (Decrease) in Shares Outstanding	22,785	34,053
Class Z
Shares sold	968,273	473,828
Shares issued for dividends reinvested	347,463	448,339
Shares redeemed	(1,111,998)	(883,774)
Net Increase (Decrease) in Shares Outstanding	203,738	38,393

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 8,110 Class B shares representing $96,574 were automatically converted to 8,098 Class A shares.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.94	11.05	11.44	10.91	11.29
Investment Operations:
Investment income—net[a]	.36	.41	.43	.45	.46
Net realized and unrealized
gain (loss) on investments	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	.53	1.35	.10	.99	.10
Distributions:
Dividends from investment income—net	(.36)	(.41)	(.43)	(.45)	(.46)
Dividends from net realized
gain on investments	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.36)	(.46)	(.49)	(.46)	(.48)
Net asset value, end of period	12.11	11.94	11.05	11.44	10.91
Total Return (%)[c]	4.51	12.40	.94	9.16	1.07
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	.95	.94	.94	.94
Ratio of net expenses
to average net assets	.93	.95	.94	.94	.94
Ratio of net investment income
to average net assets	2.97	3.56	3.84	4.00	4.25
Portfolio Turnover Rate	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period ($ x 1,000)	41,675	39,705	36,232	41,909	39,079

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

24

		Year Ended April 30,
Class C Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.95	11.06	11.45	10.92	11.30
Investment Operations:
Investment income—net[a]	.27	.32	.35	.36	.38
Net realized and unrealized
gain (loss) on investments	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	.44	1.26	.02	.90	.02
Distributions:
Dividends from investment income—net	(.27)	(.32)	(.35)	(.36)	(.38)
Dividends from net realized
gain on investments	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.27)	(.37)	(.41)	(.37)	(.40)
Net asset value, end of period	12.12	11.95	11.06	11.45	10.92
Total Return (%)[c]	3.72	11.54	.20	8.33	.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	1.71	1.68	1.70	1.69
Ratio of net expenses
to average net assets	1.69	1.71	1.68	1.70	1.69
Ratio of net investment income
to average net assets	2.21	2.79	3.09	3.21	3.51
Portfolio Turnover Rate	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period ($ x 1,000)	4,390	4,054	3,377	3,362	3,163

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class Z Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	11.94	11.05	11.44	10.91	11.29
Investment Operations:
Investment income—net[a]	.38	.44	.46	.47	.48
Net realized and unrealized
gain (loss) on investments	.17	.94	(.33)	.54	(.36)
Total from Investment Operations	.55	1.38	.13	1.01	.12
Distributions:
Dividends from investment income—net	(.38)	(.44)	(.46)	(.47)	(.48)
Dividends from net realized
gain on investments	(.00)[b]	(.05)	(.06)	(.01)	(.02)
Total Distributions	(.38)	(.49)	(.52)	(.48)	(.50)
Net asset value, end of period	12.11	11.94	11.05	11.44	10.91
Total Return (%)	4.73	12.64	1.16	9.39	1.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.74	.73	.73	.73
Ratio of net expenses
to average net assets	.72	.74	.73	.73	.73
Ratio of net investment income
to average net assets	3.18	3.78	4.05	4.18	4.46
Portfolio Turnover Rate	14.28	11.44	15.03	12.60	9.04
Net Assets, end of period ($ x 1,000)	171,146	166,251	153,513	167,326	160,394

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers three series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

28

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	215,647,326	—	215,647,326

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

30

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $77,102, undistributed capital gains $380,661 and unrealized appreciation $16,159,601.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were as follows: tax-exempt income $6,654,411 and $7,535,214, ordinary income $2,956 and $28,143, and long-term capital gains $81,536 and $777,740, respectively.

During the period ended April 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $14,545, increased accumulated net realized gain (loss) on investments by $13,949 and increased paid-in capital by $596. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

32

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2013, the Distributor retained $2,681 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $31,783, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $101,657 and $10,594, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2013, Class Z shares were charged $79,106 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $56,956 for transfer agency services and $1,777 for cash management services. Cash management fees were partially offset by earnings credits of $260.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $22,477 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended April 30, 2013, the fund was charged $1,494

34

pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $32.

During the period ended April 30, 2013, the fund was charged $8,414 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $98,023, Distribution Plan fees $2,691, Shareholder Services Plan fees $16,401, custodian fees $5,350, Chief Compliance Officer fees $3,054 and transfer agent fees $9,725.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2013, amounted to $36,264,442 and $29,978,030, respectively.

At April 30, 2013, the cost of investments for federal income tax purposes was $199,487,725; accordingly, accumulated net unrealized appreciation on investments was $16,159,601, consisting of $17,104,505 gross unrealized appreciation and $944,904 gross unrealized depreciation.

NOTE 5—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a)

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

36

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus State Municipal Bond Funds,
Dreyfus Massachusetts Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

The Fund	37

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2013 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Massachusetts residents, Massachusetts personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV which will be mailed in early 2014. Also, the fund hereby reports $.0004 per share as a short-term capital gain distribution and $.0044 per share as a long-term capital gain distribution paid on December 13, 2012.

38

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Francine J. Bovich (61)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 38
———————
Peggy C. Davis (70)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Diane Dunst (73)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 14
———————
Nathan Leventhal (70)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 37
———————
Robin A. Melvin (49)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring service in Illinois (April 2013-present)
No. of Portfolios for which Board Member Serves: 90
———————

† Board Member of the fund as of November 7, 2012.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

40

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 139 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

The Fund	41

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 165 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 160 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

42

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

ANNUAL REPORT April 30, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
38	Important Tax Information
39	Board Members Information
41	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, covering the 12-month period from May 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher after-tax yields amid historically low interest rates continued to exert a major influence on the municipal bond market over the past year, as investors increasingly turned to lower rated and longer term securities for higher levels of current income. The market’s supply-and-demand dynamics were buoyed further when political pressure to reduce government spending and borrowing led to a relatively meager supply of newly issued securities through most of the reporting period.The market also benefited from a generally recovering U.S. economy, including a declining U.S. unemployment rate and improving housing markets, which helped to alleviate fiscal pressures for many states and municipalities.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through April 30, 2013, as provided by Steven Harvey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended April 30, 2013, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 5.53%, Class C shares returned 4.73%, and Class Z shares returned 5.75%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 5.19% for the same period.2

Despite bouts of heightened volatility, strong investor demand for competitive levels of after-tax income helped support municipal bond prices over the reporting period. The fund’s Class A and Class Z shares produced higher returns than the benchmark, mainly due to an emphasis on higher yielding revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Encountered Heightened Volatility

Although the reporting period began in the midst of heightened economic concerns, investor sentiment soon began to recover when U.S. employment trends improved, housing markets recovered and the Federal Reserve Board launched a new quantitative easing program. Investor optimism faltered briefly in November 2012 due to uncertainty surrounding automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases helped alleviate these worries. Positive economic data offered further support to investor sentiment over the first four months of 2013.

Lower rated municipal bonds generally outperformed broader market averages, supported by robust demand from investors seeking higher levels of after-tax income in a low interest rate environment. While the supply of newly issued municipal bonds increased compared to the very low levels reached earlier in 2012, new issuance remained muted relative to historical norms.

From a credit quality perspective, Pennsylvania has achieved budget surpluses over its last two fiscal years, and another is expected for the one currently underway. However, the state has continued to face burdensome pension obligations and higher-than-average unemployment.

Revenue Bonds Drove Fund Performance

The fund achieved strong relative results through its emphasis on revenue bonds over general obligation bonds. Overweighted exposure to revenue bonds backed by hospitals, airports, and industrial development projects fared particularly well.

On the other hand, the fund’s holdings of Puerto Rico bonds, which are exempt from federal and Pennsylvania state income taxes, faltered amid intensifying concerns regarding the U.S. territory’s budget deficits and pension liabilities. High-quality revenue bonds backed by essential municipal services also weighed to a degree on relative performance. The fund maintained a market-neutral average duration throughout the reporting period, which had little impact on its relative results.

4

Maintaining a Selective Approach

We have been encouraged by recently improved economic data, but we believe that the U.S. economy remains vulnerable to fiscal uncertainty and potentially adverse global developments. In addition, while credit fundamentals are improving for most states, many localities face ongoing fiscal pressures. Therefore, we have maintained our research-intensive credit selection process to help identify attractively valued opportunities among fundamentally sound issuers of municipal securities.

As of the reporting period’s end, we have maintained overweighted exposure to higher yielding revenue bonds with credit ratings toward the lower end of the investment-grade range.While we have retained a market-neutral duration posture, we are watching carefully for signs of changes in U.S. monetary policy, and we remain prepared to adjust our strategies as needed.

May 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A and Class C shares of Dreyfus State
Municipal Bond Funds, Dreyfus Pennsylvania Fund on 4/30/03 to a $10,000 investment made in the Barclays
Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in Pennsylvania municipal securities and its performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A and Class C shares. Performance for Class Z shares will vary from the performance of Class A and Class C shares shown above due to differences in charges and expenses.The Index is not limited to investments principally in Pennsylvania municipal obligations.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 4/30/13

	Inception					From
	Date	1	Year	5 Years	10 Years	Inception
Class A shares
with maximum sales charge (4.5%)	7/30/87	0.80%		4.70%	4.03%	—
without sales charge	7/30/87	5.53%		5.67%	4.51%	—
Class C shares
with applicable redemption charge †	8/15/95	3.73%		4.89%	3.74%	—
without redemption	8/15/95	4.73%		4.89%	3.74%	—
Class Z shares	11/29/07	5.75%		5.90%	—	5.39%
Barclays Municipal Bond Index	11/30/07	5.19%		6.09%	5.05%	5.77	%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class Z shares. For comparative purposes, the value of the Index as of
11/30/07 is used as the beginning value on 11/29/07 (the inception date for Class Z shares).

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.61	$8.39	$3.56
Ending value (after expenses)	$1,019.20	$1,015.30	$1,020.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.61	$8.40	$3.56
Ending value (after expenses)	$1,020.23	$1,016.46	$1,021.27

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.68% for Class C and .71% for
Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
April 30, 2013

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.3%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—85.0%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000		1,151,280
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000		1,142,920
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,150,590
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000		3,905,150
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000		1,100,671
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000		1,578,933
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000		1,827,780
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000		1,783,546
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000		1,453,900
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,040,000		5,051,642
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	6.13	11/15/14	2,000,000	[a]	2,178,720

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,681,380
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000		1,686,016
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,411,273
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,121,060
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/19	500,000		604,745
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.35	1/1/20	515,000		516,045
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.45	1/1/21	885,000		886,673
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health
System Project)	5.00	6/1/42	1,500,000		1,619,805
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,400,476
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,705,785
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,688,265
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,425,946

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,089,120
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[b]	857,570
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[b]	2,123,523
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[b]	2,063,820
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[b]	1,958,907
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[b]	1,901,983
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[b]	1,684,150
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[b]	2,497,368
McKeesport Municipal Authority,
Sewer Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/15/20	1,230,000		1,481,154
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,119,570
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	2,000,000		2,220,800

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	4/15/14	1,250,000	[a]	1,306,825
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[b]	730,759
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,871,983
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,152,300
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/18	2,500,000		3,025,775
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/21	5,000,000		5,908,900
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,548,160
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000		1,329,625
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	2,000,000		2,470,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,511,354
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,111,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000		1,197,830

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,997,450
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,411,178
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	760,000		774,318
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,191,200
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,082,530
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,630,000		1,681,198
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,077,228
Pennsylvania Industrial
Development Authority,
EDR (Prerefunded)	5.50	7/1/18	100,000	[a]	123,469
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,350,800
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate
Special Revenue	5.00	12/1/37	5,325,000		5,931,624
Pennsylvania Turnpike Commission,
Turnpike Revenue
(Insured; AMBAC)	5.00	12/1/22	1,815,000		2,008,098
Pennsylvania Turnpike
Commission, Turnpike
Subordinate Revenue	5.25	6/1/39	1,030,000		1,127,119
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000		3,599,100
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000		2,842,350

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	549,739
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,021,260
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,789,155
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,008,100
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	967,728
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,718,292
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.15	5/1/27	1,230,000	1,237,503
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000	1,710,352
Philadelphia Hospitals and Higher
Education Facilities Authority, HR
(The Children’s Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000	2,156,328
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,707,545
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,171,259
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,177,010

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Philadelphia School District,
GO	6.00	9/1/38	1,000,000		1,171,510
Pittsburgh Urban Redevelopment
Authority, MFHR
(West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,255,000		1,297,620
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,245,200
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	790,000		793,018
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000		3,583,710
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	5/15/14	1,055,000	[a]	1,103,435
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	5/15/14	1,110,000	[a]	1,159,772
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,360,000		3,751,205
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	5/1/13	275,000	[a]	275,036
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	5/1/13	270,000	[a]	270,035

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/18	1,000,000		1,215,010
University Area Joint Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	11/1/19	1,500,000		1,798,710
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	7/1/13	2,135,000	[a]	2,153,019
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		786,282
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,359,440
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela
Health Project)	5.00	7/1/25	2,390,000		2,688,822
U.S. Related—12.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,108,520
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,117,790
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,128,970
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000		331,139
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000		1,043,000

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,546,925
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,024,380
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,584,540
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,057,330
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,039,340
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,199,504
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,496,655
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,189,165
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,863,377
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,643,985
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,838,850
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,138,900
Total Long-Term Municipal Investments
(cost $179,168,802)				192,651,844

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.8%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility;
JPMorgan Chase Bank)
(cost $3,600,000)	0.15	5/1/13	3,600,000 [c]	3,600,000

Total Investments (cost $182,768,802)			99.1%	196,251,844
Cash and Receivables (Net)			.9%	1,846,489
Net Assets			100.0%	198,098,333

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at April 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	5.8
AA		Aa		AA	48.4
A		A		A	27.1
BBB		Baa		BBB	15.3
BB		Ba		BB	.7
F1		MIG1/P1		SP1/A1	1.8
Not Rated[d]		Not Rated[d]		Not Rated[d]	.9
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		182,768,802	196,251,844
Interest receivable			2,536,402
Receivable for shares of Beneficial Interest subscribed			3,500
Prepaid expenses			10,341
			198,802,087
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			144,815
Cash overdraft due to Custodian			12,040
Payable for shares of Beneficial Interest redeemed			478,888
Accrued expenses			68,011
			703,754
Net Assets ($)			198,098,333
Composition of Net Assets ($):
Paid-in capital			184,246,520
Accumulated net realized gain (loss) on investments			368,771
Accumulated net unrealized appreciation
(depreciation) on investments			13,483,042
Net Assets ($)			198,098,333

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	133,727,213	5,392,650	58,978,470
Shares Outstanding	7,921,654	319,296	3,494,298
Net Asset Value Per Share ($)	16.88	16.89	16.88

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Year Ended April 30, 2013

Investment Income ($):
Interest Income	8,547,260
Expenses:
Management fee—Note 3(a)	1,083,291
Shareholder servicing costs—Note 3(c)	467,429
Professional fees	65,326
Distribution fees—Note 3(b)	41,895
Registration fees	23,973
Custodian fees—Note 3(c)	19,737
Prospectus and shareholders’ reports	18,943
Trustees’ fees and expenses—Note 3(d)	9,300
Loan commitment fees—Note 2	2,192
Miscellaneous	35,591
Total Expenses	1,767,677
Less—reduction in fees due to earnings credits—Note 3(c)	(284)
Net Expenses	1,767,393
Investment Income—Net	6,779,867
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,929,117
Net unrealized appreciation (depreciation) on investments	1,966,811
Net Realized and Unrealized Gain (Loss) on Investments	3,895,928
Net Increase in Net Assets Resulting from Operations	10,675,795

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012 [a]
Operations ($):
Investment income—net	6,779,867	7,467,761
Net realized gain (loss) on investments	1,929,117	729,628
Net unrealized appreciation
(depreciation) on investments	1,966,811	12,204,429
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,675,795	20,401,818
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,494,571)	(4,984,261)
Class B Shares	—	(5,584)
Class C Shares	(146,849)	(160,859)
Class Z Shares	(2,109,120)	(2,284,061)
Net realized gain on investments:
Class A Shares	(450,351)	(159,116)
Class B Shares	—	(204)
Class C Shares	(19,426)	(6,089)
Class Z Shares	(198,289)	(68,483)
Total Dividends	(7,418,606)	(7,668,657)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	10,576,088	7,494,115
Class B Shares	—	94
Class C Shares	762,703	837,923
Class Z Shares	3,030,411	3,604,872
Dividends reinvested:
Class A Shares	3,898,116	3,989,197
Class B Shares	—	5,106
Class C Shares	140,452	133,896
Class Z Shares	1,832,481	1,829,790
Cost of shares redeemed:
Class A Shares	(12,631,404)	(14,715,487)
Class B Shares	—	(347,555)
Class C Shares	(1,183,352)	(860,472)
Class Z Shares	(4,678,814)	(5,357,270)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,746,681	(3,385,791)
Total Increase (Decrease) in Net Assets	5,003,870	9,347,370
Net Assets ($):
Beginning of Period	193,094,463	183,747,093
End of Period	198,098,333	193,094,463

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,
	2013	2012 [a]
Capital Share Transactions:
Class Ab
Shares sold	627,164	461,144
Shares issued for dividends reinvested	231,298	246,671
Shares redeemed	(750,448)	(907,084)
Net Increase (Decrease) in Shares Outstanding	108,014	(199,269)
Class Bb
Shares sold	—	6
Shares issued for dividends reinvested	—	319
Shares redeemed	—	(21,476)
Net Increase (Decrease) in Shares Outstanding	—	(21,151)
Class C
Shares sold	45,352	51,159
Shares issued for dividends reinvested	8,329	8,276
Shares redeemed	(70,411)	(53,812)
Net Increase (Decrease) in Shares Outstanding	(16,730)	5,623
Class Z
Shares sold	180,464	221,045
Shares issued for dividends reinvested	108,751	113,152
Shares redeemed	(278,714)	(332,809)
Net Increase (Decrease) in Shares Outstanding	10,501	1,388

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 11,168 Class B shares representing $178,651 were automatically converted to 11,154 Class A shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	16.60	15.51	15.96	15.28	15.67
Investment Operations:
Investment income—net[a]	.57	.63	.65	.66	.65
Net realized and unrealized
gain (loss) on investments	.34	1.11	(.46)	.67	(.40)
Total from Investment Operations	.91	1.74	.19	1.33	.25
Distributions:
Dividends from investment income—net	(.57)	(.63)	(.64)	(.65)	(.64)
Dividends from net realized
gain on investments	(.06)	(.02)	—	—	—
Total Distributions	(.63)	(.65)	(.64)	(.65)	(.64)
Net asset value, end of period	16.88	16.60	15.51	15.96	15.28
Total Return (%)[b]	5.53	11.40	1.21	8.85	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94	.95	.96	.94	.96
Ratio of net expenses
to average net assets	.94	.95	.96	.94	.96
Ratio of net investment income
to average net assets	3.40	3.91	4.09	4.17	4.27
Portfolio Turnover Rate	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period ($ x 1,000)	133,727	129,697	124,286	137,969	130,611

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class C Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	16.61	15.52	15.97	15.29	15.68
Investment Operations:
Investment income—net[a]	.44	.51	.53	.54	.53
Net realized and unrealized
gain (loss) on investments	.34	1.11	(.45)	.67	(.39)
Total from Investment Operations	.78	1.62	.08	1.21	.14
Distributions:
Dividends from investment income—net	(.44)	(.51)	(.53)	(.53)	(.53)
Dividends from net realized
gain on investments	(.06)	(.02)	—	—	—
Total Distributions	(.50)	(.53)	(.53)	(.53)	(.53)
Net asset value, end of period	16.89	16.61	15.52	15.97	15.29
Total Return (%)[b]	4.73	10.56	.46	8.03	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	1.71	1.70	1.69	1.70
Ratio of net expenses
to average net assets	1.70	1.71	1.70	1.69	1.69
Ratio of net investment income
to average net assets	2.64	3.16	3.34	3.41	3.54
Portfolio Turnover Rate	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period ($ x 1,000)	5,393	5,580	5,127	6,087	4,983

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

26

		Year Ended April 30,
Class Z Shares	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	16.60	15.51	15.96	15.28	15.67
Investment Operations:
Investment income—net[a]	.61	.67	.68	.69	.68
Net realized and unrealized
gain (loss) on investments	.34	1.10	(.45)	.68	(.40)
Total from Investment Operations	.95	1.77	.23	1.37	.28
Distributions:
Dividends from investment income—net	(.61)	(.66)	(.68)	(.69)	(.67)
Dividends from net realized
gain on investments	(.06)	(.02)	—	—	—
Total Distributions	(.67)	(.68)	(.68)	(.69)	(.67)
Net asset value, end of period	16.88	16.60	15.51	15.96	15.28
Total Return (%)	5.75	11.64	1.41	9.10	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.74	.75	.72	.78
Ratio of net expenses
to average net assets	.73	.74	.75	.72	.77
Ratio of net investment income
to average net assets	3.61	4.13	4.29	4.40	4.48
Portfolio Turnover Rate	15.27	10.69	18.40	10.93	16.60
Net Assets, end of period ($ x 1,000)	58,978	57,818	54,006	57,175	55,649
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company currently offering three series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

28

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

30

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	196,251,844	—	196,251,844

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

At April 30, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $255,725, undistributed ordinary income $2,311, undistributed capital gains $242,156 and unrealized appreciation $13,607,346.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were as follows: tax-exempt income $6,750,540 and $7,412,713, ordinary income $0 and $255,944 and long-term capital gains $668,066 and $0, respectively.

During the period ended April 30, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $29,327, increased accumulated net realized gain (loss) on investments by $28,785 and increased paid-in capital by $542. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended April 30, 2013, the Distributor retained $8,595 from commissions earned on sales of the fund’s Class A shares and $195 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2013, Class C shares were charged $41,895, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, Class A and Class C shares were charged $331,853 and $13,965, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2013, Class Z shares were charged $25,259 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

34

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $61,875 for transfer agency services and $1,731 for cash management services. Cash management fees were partially offset by earnings credits of $253.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $19,737 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended April 30, 2013, the fund was charged $1,460 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $31.

During the period ended April 30, 2013, the fund was charged $8,414 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $89,489, Distribution Plan fees $3,312, Shareholder Services Plan fees $30,568, custodian fees $4,290, Chief Compliance Officer fees $3,054 and transfer agent fees $14,102.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2013, amounted to $29,410,496 and $29,782,211, respectively.

At April 30, 2013, the cost of investments for federal income tax purposes was $182,644,498; accordingly, accumulated net unrealized appreciation on investments was $13,607,346, consisting of $13,715,782 gross unrealized appreciation and $108,436 gross unrealized depreciation.

NOTE 5—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

36

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund (one of the series comprising Dreyfus State Municipal Bond Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund atApril 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

The Fund	37

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended April 30, 2013 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are Pennsylvania residents, Pennsylvania personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2013 calendar year on Form 1099-DIV which will be mailed in early 2014. Also, the fund hereby reports $.0566 per share as a long-term capital gain distribution paid on December 13, 2012.

38

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Francine J. Bovich (61)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 38
———————
Peggy C. Davis (70)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 56

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Diane Dunst (73)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 14
———————
Nathan Leventhal (70)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 37
———————
Robin A. Melvin (49)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring service in Illinois (April 2013-present)
No. of Portfolios for which Board Member Serves: 90
———————

† Board Member of the fund as of November 7, 2012.

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

David W. Burke, Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

40

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 139 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

The Fund	41

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 165 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 165 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 160 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

42

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $188,408 in 2012 and $96,448 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000           in 2012 and $18,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $17,596 in 2012 and $9,878 in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,559 in 2012 and $0 in 2013. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,337,885 in 2012 and $46,010,490 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and                         Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010